EQUITY	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
EQUITY	EQUITY
a)Capital
Pursuant to its Articles of Incorporation, the Company is authorized to increase its share capital up to 1,850,000,000 common shares without requiring it first to adjust its bylaws. The Board of Directors is authorized to deliberate any increase and consequent issue of new shares within this limit.
Brazilian Corporation Law (Law no. 6404/1976, Article 166, item IV) – establishes that capital may be increased by an Extraordinary Shareholders' Meeting Resolution by modifying the Articles of Incorporation, if the authorized capital increase limit has been reached.
The shareholders will have preemptive rights to subscribe for a capital increase, in proportion to their number of shares. By resolution of the Board of Directors, the preemptive right in the issuance of shares, convertible debentures and subscription bonus, whose placement may be made through sale on the Stock Exchange or public subscription, exchange for shares in a public offer for acquisition may be excluded control, under the terms of articles 257 and 253 of the Corporation Law, as well as enjoy tax incentives, under the terms of special legislation, as provided for in article 172 of the Corporation Law.
Subscribed and paid-in capital on December 31, 2023, and 2022, amounted to R$63,571,416, represented by shares, all common, book-entry and without par value, distributed as follows:

	12.31.2023		12.31.2022
Shareholders	Number	%	Number	%
Controlling Group	1,244,240,476	75.29%	1,244,241,119	74.20%
Telefónica Latinoamérica Holding, S.L.	634,398,912	38.38%	634,399,555	37.83%
Telefónica	608,905,051	36.85%	608,905,051	36.31%
Telefónica Chile	936,513	0.06%	936,513	0.06%
Other shareholders	408,343,528	24.71%	419,315,612	25.00%
Treasury Shares	4,356	—%	13,381,540	0.80%
Total shares	1,652,588,360	100.00%	1,676,938,271	100.00%
Treasury Shares	(4,356)		(13,381,540)
Total shares outstanding	1,652,584,004		1,663,556,731

Book value per outstanding share:
On 12.31.2023				R$	42.10
On 12.31.2022				R$	41.12
Reduction of the Company's Capital – Request for Consent to ANATEL
The Company, pursuant to the provisions of Article 157, paragraph 4, of Law No. 6,404, of December 15, 1976, as amended, and the provisions of CVM Resolution No. 44, of August 23, 2021, informed on February 15, 2023, that its Board of Directors had approved the submission of a request for prior consent with ANATEL to reduce its capital stock.
At a meeting of ANATEL's Board of Directors, held on September 15, 2023, the request for prior consent for the Company to make one or more reductions in its current share capital (R$63,571,416 thousand) was unanimously approved, subject to to the Administration's assessment of opportunity and convenience, in a maximum total value of up to R$5 billion (five billion reais).
On September 18, 2023, within the scope of the administrative process with ANATEL, the Ruling through which ANATEL granted, by imposing conditions, the aforementioned prior consent.
Subject to compliance with the conditions imposed by ANATEL, the decision of the Company's Management regarding opportunity and convenience, as well as obtaining the appropriate corporate approvals, the granting of said consent provides the Company with flexibility to carry out or not the Reductions, which, when carried out, will occur through the refund of resources to its shareholders in proportion to their shareholding on the respective base dates.
On November 8, 2023, the Company, in accordance with and for the purposes of the provisions of article 157, paragraph 4, of Law No. 6,404, of December 15, 1976, as amended, and the provisions of CVM Resolution No. 44/2021, informed its shareholders and the market in general that its Board of Directors approved: (i) a proposal, to be assessed and deliberated by the Company's shareholders at an EGM, of an operation to reduce the company's share capital Company in the amount of R$1.5 billion, without the cancellation of shares issued by the Company and through the refund of resources to shareholders, in national currency, to be paid in a single installment until July 31, 2024, in date to be determined by the Company's Board of Directors, and: (ii) the EGM to deliberate on the aforementioned capital reduction proposal and the consequent amendment to the Company's Bylaws.
The EGM to deliberate on the aforementioned capital reduction proposal and the consequent amendment to the Company's Bylaws was held on January 24, 2024 (note 35.b).
b)Company's share buyback program
On February 15, 2023, the Company's Board of Directors, pursuant to article 15, item XV of the Bylaws and CVM Resolution 77/2022, approved a new share buyback program of the Company to acquire common shares for subsequent cancellation, sale or be held in treasury, without reducing capital stock, in order to increase shareholder value through the efficient use of available cash resources, optimizing capital allocation.
The repurchase of shares will be for up to 40,550,121 common shares, using resources available pursuant to article 8, paragraph 1, of CVM Resolution No. 77/2022, such as profit, capital and profit reserves from the current year. The maximum amount to be used in the program is R$500 million.
This program starts on February 23, 2023 and ends on February 22, 2024.
Acquisitions will be made on the Stock Exchange (B3 – Brasil, Bolsa e Balcão), at market prices, and the Company's management will be responsible for deciding the time and number of shares to be acquired, respecting the limits set forth in the Program and applicable regulations.
At a meeting held on February 15, 2023, the Company's Board of Directors approved the cancellation of 13,381,540 common, book-entry shares with no par value issued by the Company and held in treasury, referring to the position on December 31, 2022 , without reducing its share capital.
At a meeting held on December 22, 2023, the Company's Board of Directors approved the cancellation of 10,968,371 common, book-entry shares with no par value issued by the Company and held in treasury, without reducing its share capital, acquired throughout 2023 within the context of the Share Buyback Program issued by the Company itself.
Below, we present the movements of treasury shares, described in items c) and d) of this note.

	Number of shares			Values
	Capital reserves	Income reserves	Total	Capital reserves	Income reserves	Total
Equity on December 31, 2021	14,046,652	—	14,046,652	(606,536)	—	(606,536)
Share buybacks	13,381,200	—	13,381,200	(607,429)	—	(607,429)
Right of recess (Garliava Note 1.c.3)	340	—	340	(14)	—	(14)
Share cancellations	(14,046,652)	—	(14,046,652)	606,536	—	606,536
Equity on December 31, 2022	13,381,540	—	13,381,540	(607,443)	—	(607,443)
Share buybacks	3,648,542	7,324,185	10,972,727	(86,337)	(402,421)	(488,758)
Share cancellations	(17,025,726)	(7,324,185)	(24,349,911)	693,586	402,421	1,096,007
Equity on December 31, 2023	4,356	—	4,356	(194)	—	(194)
c)Capital reserves
The balance on December 31, 2023 was R$63,095 (R$149,409 on December 31, 2022), comprises:
•Special goodwill reserve: Refers to the tax benefit generated by the merger of Telefônica Data do Brasil Ltda. which will be capitalized in favor of the controlling shareholder (Telefónica and TLH) after the realization of the tax credit, pursuant to CVM Instruction 319/1999. The balance of this item on December 31, 2023 and 2022 was R$63,074.
•Treasury shares: The balance of this item on December 31, 2023 was R$194 (R$607,443 on December 312, 2022), as per the movement presented in note 24.b).
•Other capital reserves: Refers to the effects of capital transactions occurring in the acquisition, disposal and incorporation of companies by the Company and/or its subsidiaries. The balance of this item on December 31, 2023 was R$194 (R$693,778 on December 31, 2022). The variation occurred in this item refers to the repurchases and cancellations of common shares, note 24.b). This cancellation was recorded as a contra entry to “Treasury shares, in Capital reserves”.
d)Income reserves
The balance on December 31, 2023 was R$5,885,575 (R$3,804,001 on December 31, 2022), subdivided into:
•Legal reserve: Reserve created mandatorily by the Company based on 5% of the net profit for the year, until reaching 20% of the paid-in share capital. The legal reserve may only be used to increase share capital and to offset accumulated losses. The balance of this item on December 31, 2023 was R$3,841,022 (R$3,589,552 on December 31, 2022).
•Treasury shares: Refers to the repurchases and cancellations of common shares that occurred in 2023, as provided for in the Company's share repurchase program, note 24.b).
•Tax incentives: Refers to the tax benefits that the Company has related to: (i) ICMS in the states of Minas Gerais and Espírito Santo, referring to credits granted with the competent bodies of the aforementioned states, linked to investments in the installation of SMP support equipment, in full functioning and operation, in accordance with current regulations, which ensure that the locations listed in the notice are included in the SMP coverage area; and (ii) 75% reduction in the IRPJ levied on profit earned in the states in the North and Northeast regions of the country (SUDAM and SUDENE areas). The portion of these tax benefits was excluded from the calculation of dividends and may only be used in cases of capital increase or loss absorption. The balance of this item on December 31, 2023 was R$313,581 (R$214,449 on December 31, 2022).
•Reserve for remuneration to shareholders and investments: According to Management's proposal and upon shareholder approval, the Company intends to set up the statutory reserve “Reserve for Remuneration to Shareholders and Investments”, in accordance with article 194 of the Brazilian Corporation Law, which will be allocated, upon Management's proposal, up to 50% of the net profit for the year, provided that the balance of said reserve does not exceed, in total, the corresponding to 20% of the Company's share capital, the resources of which may be used by the Company for: ( i) repurchase, redemption, reimbursement or amortization of shares issued by the Company itself; (ii) distribution of dividends to shareholders, including interim or interim dividends or in the form of interest on equity; and (iii) investments related to the Company's activities. Management will propose the allocation of R$1,730,972 of the net profit for the year ended December 31, 2023 to the Reserve for Shareholder Remuneration and Investments. The creation of the statutory reserve will be resolved at an Extraordinary General Meeting to be held immediately before the Ordinary General Meeting of April 11, 2024, which, in turn, will deliberate on the proposal for the allocation of net profit for the year ending on December 31, 2024. 2023.
e)Dividend and interest on equity
e.1)Allocation of dividends and interest on equity for the 2023 and 2022
The amounts of IOE are calculated and presented net of Withholding Income Tax (“IRRF”). Exempt shareholders received the full IOE amount, without withholding income tax at source.
In 2023
At meetings of the Company's Board of Directors, ad referendum of the General Shareholders' Meeting ("AGM") to be held on April 11, 2024, approved the distribution of interim interest on equity, for the year of 2023, pursuant to article 26 of the Company's Bylaws, Article 9 of Law No. 9,249/95 and CVM Resolution No. 683/12, which will be imputed to the minimum mandatory dividend for the 2023 year, as follows:

	Dates			Gross Amount
Nature	Approval	Credit	Payment limit	Gross Amount	Net Value	Amount per Share, Net
IOE	02.15.2023	02.28.2023	10.18.2023	106,000	90,100	0.054206
IOE	03.15.2023	03.31.2023	10.18.2023	290,000	246,500	0.148347
IOE	05.15.2023	05.31.2023	until 04.30.2024	320,000	272,000	0.163864
IOE	07.17.2023	07.31.2023	until 04.30.2024	405,000	344,250	0.207620
IOE	08.15.2023	08.31.2023	until 04.30.2024	265,000	225,250	0.135975
IOE	09.11.2023	09.22.2023	until 04.30.2024	200,000	170,000	0.102623
IOE	10.10.2023	10.23.2023	until 04.30.2024	150,000	127,500	0.076989
IOE	12.14.2023	12.26.2023	until 04.30.2024	850,000	722,500	0.437194
	Total			2,586,000	2,198,100
In 2022
In the AGM held on April 13, 2023, the financial statements and allocations of the result for the year 2022 were approved by majority vote of the holders of common shares present.
During the 2022 financial year, the Company allocated intermediate dividends and interest on equity, which were allocated to the minimum mandatory dividends and proposed additional dividends, as follows:

	Dates			Gross Amount
Nature	Approval	Credit	Payment limit	Gross Amount	Net Value	Amount per Share, Net
IOE	02.16.2022	02.25.2022	04.18.2023	180,000	153,000	0.091286
IOE	03.17.2022	03.31.2022	04.18.2023	250,000	212,500	0.126898
IOE	04.13.2022	04.29.2022	04.18.2023	150,000	127,500	0.076179
IOE	06.14.2022	06.30.2022	04.18.2023	480,000	408,000	0.244216
IOE	08.19.2022	08.31.2022	04.18.2023	300,000	255,000	0.152788
IOE	12.09.2022	12.29.2022	04.18.2023	715,000	607,750	0.365332
Dividends	12.09.2022	12.29.2022	07.18.2023	1,000,000	1,000,000	0.601122
Proposed additional dividends	04.13.2023	04.13.2023	07.18.2023	826,731	826,731	0.497538
Total				3,901,731	3,590,481
e.2)Unclaimed dividends and interest on equity
Pursuant to Article 287, paragraph II, item “a” of Law No. 6404, of December 15, 1976, the dividends and interest on equity unclaimed by shareholders are subject to the statute of limitation three years, as from the initial payment date. The Company reverses the amounts of unclaimed dividends and IOE to equity once the statute of limitation occurred.
For the years ended December 31, 2023 and 2022, the Company reversed unclaimed dividends and interest on equity amounting to R$139,766 and R$167,449, respectively, which were included in calculations for decisions on Company dividends.
e.3)Remuneration to shareholders
The dividends are calculated in accordance with the Company Articles of Incorporation and the Corporation Law.
The table below shows the calculation of dividends and interest on equity for 2023 and 2022:

	2023	2022
Net income for the year	5,029,389	4,085,013
(-) Allocation to legal reserve	(251,470)	(204,250)
(-) Tax incentives – not distributable	(99,132)	(95,095)
Adjusted net income	4,678,787	3,785,668

Dividend and IOE allocated for the year:	(2,586,000)	(3,075,000)
Interim interest on equity (gross)	(2,586,000)	(2,075,000)
Interim dividends	—	(1,000,000)

Unallocated net profit balance	2,092,787	710,668

(+) Unclaimed dividends and interest on equity	139,766	167,449
(-) Actuarial losses recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(99,160)	(51,386)
Income available for allocation	2,133,393	826,731

Proposal for allocation:
Proposed additional dividends – Net income for the year
Share cancellation - share repurchase programs	402,421	—
Reserve for shareholder remuneration and investments (2023) / Proposed additional dividends (2022)	1,730,972	826,731
Total	2,133,393	826,731

Mandatory minimum dividend – 25% of adjusted net income	1,169,697	946,417
The amount per common share of the additional dividends proposed for 2022 was R$0.497538.
The proposal to management of the 2023 financial year that is presented above will be submitted to the annual general meeting to be held in 2024.
f)Equity valuation adjustment
Currency translation effects for foreign investments: This refers to currency translation differences arising from the translation of financial statements of Aliança (joint venture).
Financial assets at fair value through other comprehensive income: These refer to changes in fair value of financial assets available for sale.
Derivative financial instruments: These refer to the effective part of cash flow hedges up to the balance sheet date.
Changes in other comprehensive income were as follows.

	Currency translation effects – foreign investments	Financial assets at fair value through other comprehensive income	Derivative transactions	Total
Balance on December 31, 2021	77,640	(9,074)	(409)	68,157
Translation losses	(16,258)	—	—	(16,258)
Gains from derivatives	—	—	424	424
Losses on financial assets at fair value through other comprehensive income	—	(140)	—	(140)
Balance on December 31, 2022	61,382	(9,214)	15	52,183
Translation losses	(4,806)		—	(4,806)
Gains from derivatives	—	—	(608)	(608)
Losses on financial assets at fair value through other comprehensive income	—	(60)	—	(60)
Balance on December 31, 2023	56,576	(9,274)	(593)	46,709
g)Non-controlling shareholders

	IoTCo Brasil	Vivo Ventures	CloudCo Brasil	Total

Equity on December 31, 2021	81,185	—	76,845	158,030
Company	40,600	—	38,430	79,030
Non-controlling shareholders	40,585	—	38,415	79,000

Company	327	20,115	(27,641)	(7,199)
Capital contributions in investees	—	4,900	—	4,900
Movements in equity	(164)	15,747	(39)	15,544
Movements in the statements of income	491	(532)	(27,602)	(27,643)

Non-controlling shareholders	326	410	(27,629)	(26,893)
Capital contributions in investees	—	100	—	100
Movements in equity	(164)	321	(39)	118
Movements in the statements of income	490	(11)	(27,590)	(27,111)

Equity on December 31, 2022	81,838	20,525	21,575	123,938
Company	40,927	20,115	10,789	71,831
Non-controlling shareholders	40,911	410	10,786	52,107

Company	7,386	22,080	586	30,052
Capital contributions in investees	—	25,066	—	25,066
Movements in equity	(2,737)	—	55	(2,682)
Movements in result	10,123	(2,986)	531	7,668

Non-controlling shareholders	7,383	450	585	8,418
Capital contributions in investees	—	511	—	511
Movements in equity	(2,736)	—	55	(2,681)
Movements in result	10,119	(61)	530	10,588

Equity on December 31, 2023	96,607	43,055	22,746	162,408
Company	48,313	42,195	11,375	101,883
Non-controlling shareholders	48,294	860	11,371	60,525